Dividends (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Dividends Paid

	2023		2022		2021
Paid during the year	cents per share	$m	cents per share	$m	cents per share	$m

Final (declared for previous year)	94.5	166	85.9	154	–	–

Interim	48.3	79	43.9	79	–	–

	142.8	245	129.8	233	–	–